UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 39.8%
Consumer Discretionary 2.5%
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,378,570
DISH DBS Corp., 144A, 5.125%, 5/1/2020	1,500,000	1,473,750
Ford Motor Co., 4.75%, 1/15/2043	2,000,000	1,813,472
Home Depot, Inc., 2.7%, 4/1/2023	550,000	522,747
Macy's Retail Holdings, Inc., 2.875%, 2/15/2023 (a)	260,000	241,451
Myriad International Holdings BV, REG S, 6.375%, 7/28/2017	200,000	215,740
NBCUniversal Enterprise, Inc., 144A, 1.974%, 4/15/2019	1,400,000	1,366,852
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,108,578

		8,121,160
Consumer Staples 0.4%
Altria Group, Inc., 10.2%, 2/6/2039	810,000	1,247,790
Energy 6.0%
ConocoPhillips Co., 2.4%, 12/15/2022	2,000,000	1,861,650
Continental Resources, Inc., 4.5%, 4/15/2023	1,500,000	1,458,750
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,116,159
KazMunayGas National Co. JSC, REG S, 7.0%, 5/5/2020	500,000	563,125
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019 (b)	1,200,000	1,206,650
6.5%, 9/1/2039	550,000	622,775
Lukoil International Finance BV, REG S, 7.25%, 11/5/2019	300,000	343,200
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,737,624
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,095,166
Petroleos Mexicanos, REG S, 3.5%, 1/30/2023	550,000	503,250
Plains All American Pipeline LP, 3.65%, 6/1/2022	2,950,000	2,951,372
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023	1,600,000	1,504,000
Sinopec Group Overseas Development 2012 Ltd., REG S, 3.9%, 5/17/2022	200,000	195,861
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	708,304
Williams Companies, Inc., 3.7%, 1/15/2023	1,500,000	1,381,944

		19,249,830
Financials 22.4%
Ally Financial, Inc., 4.625%, 6/26/2015	1,500,000	1,548,968
Banco de Credito del Peru, REG S, 4.25%, 4/1/2023	300,000	274,500
Bank of America Corp.:
5.75%, 12/1/2017	3,000,000	3,382,386
5.875%, 1/5/2021	2,000,000	2,272,426
6.5%, 8/1/2016	2,000,000	2,266,358
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,106,669
Citigroup, Inc.:
2.25%, 8/7/2015	1,530,000	1,559,326
5.0%, 9/15/2014	1,900,000	1,974,932
5.375%, 8/9/2020	3,420,000	3,835,185
6.01%, 1/15/2015	1,907,000	2,039,409
6.125%, 11/21/2017	1,000,000	1,144,886
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017	3,000,000	3,168,840
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,301,920
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	1,640,000	2,018,348
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023 (a)	1,000,000	928,037
HSBC Finance Corp., 5.5%, 1/19/2016	2,220,000	2,438,055
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	500,714
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,510,000	1,496,979
JPMorgan Chase & Co.:
1.476% *, 9/1/2015	2,000,000	2,000,514
3.375%, 5/1/2023	1,500,000	1,392,369
5.125%, 9/15/2014	5,000,000	5,226,770
6.4%, 5/15/2038	1,670,000	2,017,500
MBNA Corp., 5.0%, 6/15/2015	4,000,000	4,219,648
MetLife, Inc., 6.4%, 12/15/2036	800,000	832,000
Morgan Stanley:
1.75%, 2/25/2016	700,000	699,203
2.125%, 4/25/2018 (a)	750,000	726,080
Series F, 5.625%, 9/23/2019	1,410,000	1,560,811
Series F, 6.0%, 4/28/2015	2,110,000	2,269,324
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,989,140
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,173,704
6.2%, 1/15/2015	820,000	879,773
6.625%, 6/21/2040	500,000	616,383
Sarawak International, Inc., 5.5%, 8/3/2015	300,000	321,341
The Goldman Sachs Group, Inc.:
1.6%, 11/23/2015 (a)	1,420,000	1,429,319
6.75%, 10/1/2037	1,370,000	1,441,474
U.S. Bank NA, 3.778%, 4/29/2020	5,290,000	5,531,483

		72,584,774
Industrials 1.2%
CNH Capital LLC, 3.625%, 4/15/2018	1,600,000	1,572,000
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,230,000

		3,802,000
Information Technology 0.2%
Apple, Inc., 2.4%, 5/3/2023	850,000	779,755
Materials 1.1%
Corp Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	242,416
Dow Chemical Co., 3.0%, 11/15/2022	1,350,000	1,266,851
International Paper Co., 4.75%, 2/15/2022	2,000,000	2,120,318

		3,629,585
Telecommunication Services 3.2%
AT&T, Inc.:
2.625%, 12/1/2022 (a)	1,500,000	1,370,086
6.55%, 2/15/2039 (a)	2,400,000	2,792,892
Deutsche Telekom International Finance BV, 144A, 2.25%, 3/6/2017	3,000,000	3,037,125
Verizon Communications, Inc., 8.75%, 11/1/2018	2,288,000	2,991,034

		10,191,137
Utilities 2.8%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	991,134
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	1,961,474
Duke Energy Corp., 1.625%, 8/15/2017	1,320,000	1,308,966
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,732,758
NiSource Finance Corp., 5.4%, 7/15/2014	3,000,000	3,127,566

		9,121,898

Total Corporate Bonds (Cost $125,079,192)		128,727,929

Mortgage-Backed Securities Pass-Throughs 35.9%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 5/1/2026 until 3/1/2027 (b)	4,822,534	4,954,830
3.5%, with various maturities from 1/1/2032 until 9/1/2042	5,476,093	5,547,722
3.596% *, 5/1/2041	1,501,226	1,560,137
4.0%, with various maturities from 4/1/2021 until 4/1/2042	12,452,543	12,957,583
4.396% *, 11/1/2036	1,536,208	1,641,346
4.5%, with various maturities from 3/1/2026 until 4/1/2041	23,774,644	25,154,843
5.0%, 12/1/2040	481,232	515,576
5.5%, 6/1/2039	454,193	491,681
6.0%, 11/1/2038	2,180,610	2,392,242
Federal National Mortgage Association:
3.0%, with various maturities from 10/1/2042 until 12/1/2042 (b)	7,971,248	7,729,676
3.5%, with various maturities from 6/1/2028 until 11/1/2042 (b)	16,429,195	16,629,333
4.0%, with various maturities from 11/1/2026 until 12/1/2041 (b)	4,122,026	4,309,700
4.5%, with various maturities from 11/1/2040 until 3/1/2041	3,883,409	4,143,018
5.0%, with various maturities from 9/1/2025 until 11/1/2041	7,938,826	8,644,785
5.5%, with various maturities from 2/1/2025 until 2/1/2042	5,954,486	6,511,103
6.0%, with various maturities from 10/1/2022 until 4/1/2036	2,517,809	2,766,087
6.5%, with various maturities from 5/1/2023 until 4/1/2037	1,232,886	1,368,054
Government National Mortgage Association:
3.0%, 10/1/2042 (b)	2,100,000	2,056,851
3.5%, 11/1/2041 (b)	4,200,000	4,276,453
4.5%, 7/15/2040	357,767	383,496
5.5%, 6/15/2038	410,531	451,551
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,449,975	1,616,968

Total Mortgage-Backed Securities Pass-Throughs (Cost $117,516,308)		116,103,035
Asset-Backed 0.8%
Home Equity Loans 0.5%
First Franklin Mortgage Loan Trust, "A3", Series 2004-FF10, 0.73% *, 9/25/2034	647,140	644,723
GSAMP Trust, "A4", Series 2005-WMC1, 0.57% *, 9/25/2035	10,606	10,603
Terwin Mortgage Trust, "AF2", Series 2005-16HE, 4.594% *, 9/25/2036	1,089,720	1,146,000

		1,801,326
Miscellaneous 0.3%
HLSS Servicer Advance Receivables Backed Notes, "C2", Series 2013-T1, 144A, 2.487%, 1/16/2046	1,000,000	989,100

Total Asset-Backed (Cost $2,710,181)		2,790,426
Commercial Mortgage-Backed Securities 7.9%
Citigroup Commercial Mortgage Trust, "C", Series 2013-GC11, 4.134% *, 4/10/2046	1,500,000	1,363,179
Commercial Mortgage Trust:
"D", Series 2013-CR7, 144A, 4.501% *, 3/10/2046	1,800,000	1,456,610
"A4", Series 2005-GG3, 4.799%, 8/10/2042	3,030,000	3,153,009
Credit Suisse Mortgage Capital Certificates, "SVE", Series 2006-TF2A, 144A, 0.741% *, 10/15/2021	1,700,000	1,673,218
FREMF Mortgage Trust:
"B", Series 2013-K713, 144A, 3.165%*, 4/25/2046	2,255,000	2,064,777
"B", Series 2013-K27, 144A, 3.497% *, 1/25/2046	1,100,000	987,536
"B", Series 2013-K26, 144A, 3.6% *, 12/25/2045	1,300,000	1,155,557
"C", Series 2013-K25, 144A, 3.617% *, 11/25/2045	1,280,000	1,037,363
"B", Series 2012-K23, 144A, 3.656% *, 10/25/2045	1,620,000	1,443,034
"B", Series 2012-K707, 144A, 3.882% *, 1/25/2047	1,400,000	1,377,077
"C", Series 2012-K21, 144A, 3.939% *, 7/25/2045	1,280,000	1,071,764
JPMBB Commercial Mortgage Securities Trust, "D", Series 2013-C12, 4.088%, 7/15/2045	2,540,000	2,041,876
JPMorgan Chase Commercial Mortgage Securities Trust:
"D", Series 2012-CB, 144A, 4.67% *, 10/15/2045	1,600,000	1,505,440
"B", Series 2011-C5, 144A, 5.314% *, 8/15/2046	1,100,000	1,183,202
Merrill Lynch/Countrywide Commercial Mortgage Trust, "AM", Series 2006-3, 5.456%, 7/12/2046	1,810,000	1,986,462
WFRBS Commercial Mortgage Trust, "A4", Series 2011-C2, 144A, 4.869%, 2/15/2044	1,950,000	2,132,337

Total Commercial Mortgage-Backed Securities (Cost $27,440,518)		25,632,441
Collateralized Mortgage Obligations 10.8%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.022% *, 9/25/2035	674,981	669,339
Chase Mortgage Finance Corp., "A2", Series 2004-S1, 4.75%, 2/25/2019	1,989,239	1,976,816
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.891% *, 12/15/2039	329,263	332,925
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	1,177,299	95,703
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	530,979	36,972
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	515,449	26,709
"LI", Series 4000, Interest Only, 4.0%, 2/15/2042	5,118,639	926,605
"6", Series 233, Interest Only, 4.5%, 8/15/2035	1,035,169	131,518
"CI", Series 3922, Interest Only, 4.5%, 3/15/2041	6,405,016	1,395,732
"S5", Series 268, Interest Only, 5.809% **, 8/15/2042	3,658,547	877,852
Federal National Mortgage Association:
"IW", Series 2013-54, Interest Only, 3.0%, 6/25/2043	8,425,057	1,357,945
"LI", Series 2013-2, Interest Only, 4.0%, 8/25/2042	3,902,771	742,265
"AI", Series 2012-48, Interest Only, 4.5%, 7/25/2041	10,157,688	2,111,577
"7", Series 356, Interest Only, 5.0%, 2/1/2035	1,480,761	238,625
"8", Series 356, Interest Only, 5.0%, 2/1/2035	1,115,646	158,074
"SB", Series 2012-96, Interest Only, 5.86% **, 9/25/2042	2,843,690	531,772
"LS", Series 2012-9, Interest Only, 6.31% **, 2/25/2042	2,988,076	655,431
"DS", Series 2012-63, Interest Only, 6.36% **, 3/25/2039	4,857,643	1,019,985
"SD", Series 2012-99, Interest Only, 6.41% **, 9/25/2042	7,526,866	1,649,742
"KS", Series 2012-99, Interest Only, 6.51% **, 3/25/2041	3,432,368	801,917
Government National Mortgage Association:
"PI", Series 2013-H11, Interest Only, 2.027% **, 4/20/2063	57,878,988	5,498,504
"XI", Series 2013-H10, Interest Only, 2.228% **, 4/20/2063	20,172,789	2,263,185
"IO", Series 2013-H08, Interest Only, 2.921% **, 3/20/2063	4,004,889	528,281
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	2,447,740	190,039
"IP", Series 2010-4, Interest Only, 5.0%, 1/16/2039	3,378,792	660,058
"CI", Series 2011-159, Interest Only, 5.0%, 6/16/2040	4,642,542	729,010
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	2,477,459	469,660
"NS", Series 2011-146, Interest Only, 6.508% **, 4/16/2040	4,032,568	795,453
"PS", Series 2011-141, Interest Only, 6.508% **, 6/16/2041	3,655,666	793,421
Impac CMB Trust, "1A1", Series 2003-11, 0.95% *, 10/25/2033	1,566,628	1,520,984
Merrill Lynch Mortgage Investors Trust, "A3A", Series 2003-H, 2.057% *, 1/25/2029	913,634	900,539
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.636% *, 10/7/2020	1,607,832	1,615,934
Structured Asset Mortgage Investments II Trust, "A1A", Series 2004-AR7, 0.892% *, 4/19/2035	967,923	919,935
Vendee Mortgage Trust:
"DI", Series 2010-1, Interest Only, 0.348% **, 4/15/2040	35,248,599	689,188
"IO", Series 2011-1, Interest Only, 0.563% **, 9/15/2046	26,038,495	817,601
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 4.576% *, 11/25/2033	700,369	697,018

Total Collateralized Mortgage Obligations (Cost $36,756,547)		34,826,314
Government & Agency Obligations 10.1%
Sovereign Bonds 2.4%
Federative Republic of Brazil:
2.625%, 1/5/2023	1,500,000	1,293,750
7.125%, 1/20/2037	500,000	586,750
Republic of Lithuania, REG S, 7.375%, 2/11/2020	300,000	363,450
Republic of Panama, 9.375%, 4/1/2029	500,000	732,500
Republic of Peru, 7.125%, 3/30/2019 (a)	500,000	606,250
Republic of Poland, 5.0%, 3/23/2022	1,000,000	1,072,500
Republic of South Africa, 4.665%, 1/17/2024	400,000	386,000
Russian Federation:
REG S, 5.0%, 4/29/2020	900,000	974,250
REG S, 7.5%, 3/31/2030	327,800	384,345
State of Qatar, REG S, 4.5%, 1/20/2022	200,000	211,000
United Mexican States, 3.625%, 3/15/2022 (a)	1,000,000	990,000

		7,600,795
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,054,094
U.S. Treasury Obligations 7.1%
U.S. Treasury Bonds:
3.125%, 11/15/2041	1,000,000	913,125
3.5%, 2/15/2039	3,600,000	3,570,750
3.875%, 8/15/2040	6,400,000	6,748,000
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2041	840,291	1,010,451
2.5%, 1/15/2029	650,952	801,332
U.S. Treasury Inflation-Indexed Note, 0.125%, 1/15/2023	3,027,420	2,951,262
U.S. Treasury Note, 2.125%, 8/15/2021	7,120,000	7,048,245

		23,043,165

Total Government & Agency Obligations (Cost $35,001,472)		32,698,054
Loan Participations and Assignments 0.1%
Sovereign Loan
Sberbank of Russia, 5.499%, 7/7/2015 (Cost $426,785)	400,000	423,260
Municipal Bonds and Notes 1.6%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	4,132,532	4,292,916
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	848,677

Total Municipal Bonds and Notes (Cost $4,882,532)		5,141,593
Preferred Security 0.5%
Financials
HSBC Finance Capital Trust IX, 5.911%, 11/30/2035 (Cost $1,337,731)	1,500,000	1,530,000

	Shares	Value ($)
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $7,221,225)	7,221,225	7,221,225
Cash Equivalents 0.5%
Central Cash Management Fund, 0.05% (c) (Cost $1,510,284)	1,510,284	1,510,284

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $359,882,775) †	110.2	356,604,561
Other Assets and Liabilities, Net	(10.2)	(33,058,300)

Net Assets	100.0	323,546,261

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

**	These securities are shown at their current rate as of July 31, 2013.
†
The cost for federal income tax purposes was $359,883,335.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $3,278,574.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,798,879 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,077,453.

(a)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $6,967,376 which is 2.2% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2-Year U.S. Treasury Note	USD	9/30/2013	47	10,354,688	5,768
5-Year U.S. Treasury Note	USD	9/30/2013	8	970,938	(1,264)
Total net unrealized appreciation					4,504

At July 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10-Year U.S. Treasury Note	USD	9/19/2013	381	48,172,688	617,511
Ultra Long U.S. Treasury Bond	USD	9/19/2013	20	2,732,188	133,198
Total unrealized appreciation					750,709

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Corporate Bonds	$—	$128,727,929	$—	$128,727,929
Mortgage-Backed Securities Pass-Throughs	—	116,103,035	—	116,103,035
Asset-Backed	—	2,790,426	—	2,790,426
Commercial Mortgage Backed Securities	—	25,632,441	—	25,632,441
Collateralized Mortgage Obligations	—	34,826,314	—	34,826,314
Government & Agency Obligations	—	32,698,054	—	32,698,054
Loan Participations and Assignments	—	423,260	—	423,260
Municipal Bonds and Notes	—	5,141,593	—	5,141,593
Preferred Security	—	1,530,000	—	1,530,000
Short-Term Investments(e)	8,731,509	—	—	8,731,509
Derivatives(f)
Futures Contracts	756,477	—	—	756,477
Total	$9,487,986	$347,873,052	$—	$357,361,038
Liabilities
Derivatives(f)
Futures Contracts	$(1,264)	$—	$—	$1,264
Total	$(1,264)	$—	$—	$(1,264)

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$755,213

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013